TRADE ACCOUNTS RECEIVABLE - Changes in losses for impairment (Details) - Trade Receivables [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (2,171,336)	R$ (2,072,578)
Supplement to estimated losses, net of resersal	(1,315,614)	(1,436,288)
Write-off	1,126,600	1,337,530
Business combination - Garliava	(36,032)
Balance at ending	R$ (2,396,382)	R$ (2,171,336)